COMBINED BALANCE SHEETS (Unaudited) (USD $)	Jul. 31, 2013	Oct. 31, 2012	Oct. 31, 2011
ASSETS
Land and land development costs	$ 15,910,289	$ 20,352,066	$ 20,642,787
Land improvements, buildings and equipment, net	19,528,550	21,043,068	22,438,253
Land held for investment	6,399,468	6,848,390	6,848,488
Long-lived assets held for sale	248,922	846,174	2,941,148
Cash and cash equivalents	4,263,916	497,409	377,158
Cash held in escrow	104,222	205,493	211,881
Prepaid expenses and other assets	385,392	468,828	483,434
Accounts receivable and mortgages receivable	183,019	143,382	160,290
Assets of discontinued operations	166,682	166,682	11,002,270
Total Assets	47,190,460	50,571,492	65,105,709
LIABILITIES:
Debt	14,351,513	16,880,416	27,113,120
Accounts payable	338,030	140,956	437,783
Accrued liabilities	342,682	311,097	415,935
Deferred income	219,436	695,981	733,734
Amounts due to related parties		0	24,792
Accumulated deferred income taxes	22,633	481,633	2,303,708
Accrued pension expense	4,414,435	4,240,964	3,312,316
Liabilities of discontinued operations			1,010,384
Total liabilities	19,688,729	22,751,047	35,351,772
COMBINED SHAREHOLDERS' EQUITY:
Capital stock, without par value, stated value $.30 per combined share, Blue Ridge and Big Boulder each authorized 3,000,000 shares	819,731	819,731	819,731
Capital in excess of stated value	19,829,475	19,829,475	19,829,475
Earnings retained in the business	11,885,111	12,203,825	13,462,459
Accumulated other comprehensive loss	(2,947,179)	(2,947,179)	(2,272,321)
Shareholders' equity before capital stock in treasury	29,587,138	29,905,852	31,839,344
Less cost of 282,018 combined shares of capital stock in treasury	2,085,407	2,085,407	2,085,407
Total shareholders' equity	27,501,731	27,820,445	29,753,937
Total liabilities and shareholders' equity	$ 47,190,460	$ 50,571,492	$ 65,105,709